Property Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment			$ 145,994	$ 112,997
Less accumulated depreciation and amortization			(62,103)	(49,248)
Less accumulated depreciation and amortization of capital leases			(1,811)	(1,684)
Total property, plant and equipment, net	91,588		82,080	62,065
Depreciation and amortization	3,044	2,241	10,530	8,651	7,237
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment			703	328
Buildings and building improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment			13,246	10,024
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment			40,513	31,333
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment			64,979	47,482
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment			13,258	10,625
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment			6,044	4,394
Purchased computer software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment			2,663	2,447
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment			2,154	2,070
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment			$ 2,434	$ 4,294